CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 29,523,824	$ 38,765,537	$ 93,855,400
Other comprehensive income (loss):
Foreign currency translation adjustments	(6,701,765)	(26,356,406)	21,978,054
Total other comprehensive income (loss)	(6,701,765)	(26,356,406)	21,978,054
Comprehensive income	22,822,059	12,409,131	115,833,454
Comprehensive income attributable to non-controlling interest	1,955	500,505	1,163,319
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	$ 22,820,104	$ 11,908,626	$ 114,670,135